Financing receivables	12 Months Ended
Mar. 31, 2016
Financing receivables

22. Financing receivables:

DOCOMO has financing receivables including installment receivables, credit card receivables and receivables due to transfers. Installment receivables arise from providing funds for the subscribers’ handset purchase from agent resellers. Credit card receivables arise from usage of credit services by the customers. Receivables due to transfers arise from selling DOCOMO’s “receivables for telecommunications services” to NTT FINANCE. These receivables generally do not bear interest.

DOCOMO appropriately extends credit to customers upon these transactions and manages credit risks. When entering into installment payment, credit card contracts, or the contract regarding transfers of receivables with NTT FINANCE, DOCOMO performs credit check and manages the credit exposure thereafter by monitoring payment delays. The amounts per transaction for handset purchases and credit card usage are generally low and the billing cycle is also short, generally one month. Therefore, DOCOMO is able to maintain accurate past due information on a timely basis. Most of those customers utilize automated payment system to make cash payments, which mitigates the risk of uncollected receivables significantly. Besides, in relation to receivables due to transfers, the billing cycle is short, or generally two months, therefore, DOCOMO is able to maintain accurate past due information on a timely basis and the risk of uncollected receivables is mitigated. Because of the nature of the business and its effective credit control system, DOCOMO believes that a credit risk in its business is low. As a result, historical losses of installment receivables and credit card receivables have not been significant. There have been no historical losses of receivables due to transfers.

Allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy. When it is determined that there is little possibility of collection based on the debtor’s solvency, such receivables are written off. Since DOCOMO appropriately extends credits, manages credit risks and writes off uncollectible receivables, the amount of past due receivables is not significant.

Financing receivables and related allowance for doubtful accounts as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015
	Installment receivables	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance as of March 31, 2014	¥203	¥2,144	¥—	¥4,767	¥7,114

Provision	—	5,714	—	(543)	5,171
Charge-offs	(128)	(1,744)	—	(33)	(1,905)
Balance as of March 31, 2015	¥75	¥6,114	¥—	¥4,191	¥10,380

Ending balance: collectively evaluated for impairment	75	6,114	—	22	6,211
Ending balance: individually evaluated for impairment	—	—	—	4,169	4,169
Financing receivables:
Balance as of March 31, 2015	¥411	¥234,412	¥259,218	¥12,748	¥506,789

Ending balance: collectively evaluated for impairment	411	234,412	259,218	8,550	502,591
Ending balance: individually evaluated for impairment	—	—	—	4,198	4,198

The cost of installment receivables and credit card receivables which were sold for the fiscal year ended March 31, 2015 were ¥663,102 million and ¥51,792 million, respectively. The balance of receivables held for sale as of March 31, 2015 which was reclassified from installment receivables and credit card receivables were ¥873,983 million and ¥4,101 million, respectively.

	Millions of yen
	2016
	Installment receivables	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance as of March 31, 2015	¥75	¥6,114	¥—	¥4,191	¥10,380

Provision	—	9,613	—	(388)	9,225
Charge-offs	(19)	(5,652)	—	(20)	(5,691)
Balance as of March 31, 2016	¥56	¥10,075	¥—	¥3,783	¥13,914

Ending balance: collectively evaluated for impairment	56	10,075	—	21	10,152
Ending balance: individually evaluated for impairment	—	—	—	3,762	3,762
Financing receivables:
Balance as of March 31, 2016	¥330	¥276,492	¥283,274	¥12,722	¥572,818

Ending balance: collectively evaluated for impairment	330	276,492	283,274	8,934	569,030
Ending balance: individually evaluated for impairment	—	—	—	3,788	3,788

The cost of installment receivables and credit card receivables which were sold for the fiscal year ended March 31, 2016 were ¥756,710 million and ¥46,099 million, respectively. The balance of receivables held for sale as of March 31, 2016 which was reclassified from installment receivables and credit card receivables were ¥939,394 million and ¥3,653 million, respectively.